Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation

12. Share-Based Compensation

In February 2006, the Board of Directors of the Company passed a resolution to adopt Stock Option Plan (“the Option Plan”) that provides for the granting of options to key employees to acquire ordinary shares of the Company at an exercise price as determined by the Administrator or the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 2,000,000 ordinary shares for the issuance under the Plan. In September 2006, the Board of Director of the Company passed a resolution to increase the number of shares reserved for issuance under the Plan by 1,111,110 ordinary shares to 3,111,110 ordinary shares. In April 2007, the Board of Director of the Company passed a resolution to increase the number of shares reserved for issuance under the Plan by 1,530,000 ordinary shares to 4,641,110 ordinary shares. In March 2008, the Board of Director of the Company passed a resolution to increase the number of shares reserved for issuance under the Plan to 5,244,398 ordinary shares. In June 2008, the number of ordinary shares reserved for option issuance under the Plan increased to 7,050,324 ordinary shares. In July 2010, the number of ordinary shares reserved for option issuance under the Plan increased to 12,240,118 ordinary shares.

On July 25, 2011, the shareholders of the Company passed a resolution to increase the number of ordinary shares reserved for issuance under the Option Plan of the Company. Upon this resolution, the aggregate number of ordinary shares reserved for issuance under the Option Plan was 14,123,214 for 2011, and for each of the subsequent four years, the number of ordinary shares reserved for issuance under the Option Plan will increase annually by two percent of the Basic Share Number (as defined below). The Basic Share Number equals: (i) 96,037,898 for the calendar year of 2011, and (ii) for subsequent calendar years, 102% of the Basic Share Number for the prior calendar year. No more than 5,000,000 ordinary shares may be issued upon the exercise of the incentive options as defined under the Option Plan.

The contractual term of the share option under the Option Plan is five years. The options contain service condition with the vesting period of four years, with 25% of the options vesting every year. Except for the vesting period of the option granted on August 20, 2008 to certain directors of the Company, which has a vesting period of sixteen months. As disclosed in Note 2(x), the Company’s share-based compensation cost is measured at the value of the award as calculated under the Black-Scholes option pricing model.

Option modification

During the years ended December 31, 2009 and 2010, the employees leaving the Company applied to the Company to extend the exercise period of the vested options from 90 days since the termination date to the actual IPO date. The Management of the Company approved to extend the exercisable period of the vested options granted until after the IPO date for some of the employees who were leaving the Company. Such extensions have been limited, and were at the sole discretion of the Company and were considered based on the employment term or contribution of the respective employee to the Company. All employees who were granted the extension had entered into amendments to their original option agreements with the Company. The Company recorded incremental compensation cost of RMB26,829 and RMB126,400 for years ended December 31, 2009 and 2010, respectively on the date the vested options were modified. There was no option modification in 2011.

In July 2010, the Board of Directors resolved to modify the Option Plan that if the Board determined that the IPO of the Company is unlikely to be consummated prior to the original expiration date of the options granted under the Option Plan, upon the application of the grantee, the Board may in its sole discretion to extend the exercisable period of the vested options granted until after the IPO date. All employees who were granted the extension had entered into amendments to their original option agreements with the Company. The Company recorded the incremental compensation cost of RMB33,679 for the year ended December 31, 2010 in respect of such modification.

On October 28, 2010, the Company modified the options granted to Mr. Gary Wei Wang, the founder and chief executive officer of the Company, on August 20, 2008 to enable him to purchase the Class A Ordinary Shares of the Company, when and if the dual-class ordinary share structure became effective, upon exercise of these options. All other terms and conditions remain unchanged. The dual class structure became effective immediately prior to the completion of the IPO, the incremental value resulting from Mr. Gary Wei Wang receives Class A ordinary shares should be recognized as compensation charge immediately after IPO. Based on the assessment the Company performed, the amount was not material to the Company’s consolidated results of operations or financial condition.

A summary of all granted options under the Option Plan was presented below (in US Dollars, except shares):

	Number of Options	Average Exercise Price
		US$
Balance as of December 31, 2008	5,650,695	0.91
Granted	708,600	1.40
Forfeited	(244,000)	0.78
Cancelled	(13,600)	1.40

Balance as of December 31, 2009	6,101,695	1.02
Granted	1,729,700	2.75
Forfeited	(646,600)	1.67

Balance as of December 31, 2010	7,184,795	1.38
Granted	2,838,600	4.57
Forfeited	(746,300)	2.64

Balance as of December 31, 2011	9,277,095	2.24

Exercisable as of December 31, 2011	5,238,233	1.07

The following table summarizes information about share options outstanding as of December 31, 2011:

	Options outstanding			Options exercisable
Exercise price	Number of options outstanding	Remaining contractual life (years)	Aggregate Intrinsic Value (US$)	Number exercisable	Remaining contractual life (years)	Aggregate Intrinsic Value (US$)

US$0.001	1,055,000	—	2,894,920	1,055,000	—	2,894,920
US$0.100	319,000	—	843,755	319,000	—	843,755
US$0.300	326,600	0.26	798,537	310,550	0.22	759,295
US$1.400	3,672,295	1.49	4,939,237	3,175,408	1.45	4,270,923
US$2.800	573,600	3.18	—	164,950	3.19	—
US$2.708	706,600	3.56	25,932	213,325	3.56	7,829
US$4.956	1,608,300	4.06	—	—	—	—
US$4.088	915,700	4.78	—	—	—	—
US$2.600	100,000	4.97	—	—	—	—

Total	9,277,095		9,502,381	5,238,233		8,776,722

The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2010 was calculated as the difference between the estimated fair value of the Company’s ordinary shares as of December 31, 2010 and the exercise price of the share options. The aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2011 was calculated as the difference between the market price of the Company’s ordinary shares as of December 31, 2011 and the exercise price of the share options.

Prior to the Company’s IPO, the Company has accounted for its options granted to employees as liability awards as the exercise price was denominated in US$ while the functional currency of the Company is RMB and the underlying shares were not publicly traded. The share-based compensation liability was initially recognized at estimated fair-value on the date of grant and was subsequently remeasured at the end of each reporting period with an adjustment for the estimated fair-value recorded to the current period expense in order to properly reflect the cumulative expense based on the current estimated fair value of the vested options over the vesting period.

Subsequent to the Company’s initial public offering, the Company accounts for its options granted to employees as equity awards, as the Company’s shares are now publicly traded. In addition, the liability awards were reclassified to equity awards on the date of the Company’s initial public offering. The fair value of the liability awards outstanding was remeasured with the fair value of the share-based liabilities relating to the vested options reclassified to Additional Paid-in Capital and the fair value of the unvested options to be recognized over the remaining requisite service period as compensation expenses.

For the years ended December 31, 2009, 2010 and 2011, RMB 11,522,350, RMB 104,576,369 and RMB 105,034,741 were recorded as share-based compensation expenses. The stock-based compensation expenses of RMB 105,034,741 represented the fair value change in liability awards which has been reclassified to equity upon the Company’s initial public offering and compensation expenses for the equity awards subsequent to the IPO.

The weighted average grant-date fair values of each option for employee were US$0.87, US$2.05 and US$18.48 for the years ended December 31, 2009, 2010 and 2011. There was no income tax benefit recognized in the statements of operations for share-based compensation plans in the years ended December 31, 2009, 2010 and 2011.

Under ASC 718, the Company applied the Black-Scholes option pricing model in determining the fair value of options granted. The assumptions used to value share-based compensation awards are presented as follows:

For the years ended December 31
	2009	2010	2011

Expected volatility (%)	60-75	35-60	40-75
Expected dividend yield (%)	—	—	—
Expected term(years)	1.42-4	0.25-3.58	1.00-7.00
Risk-free interest rate (per annum) (%)	1.38-3.59	0.99-1.83	1.10-2.40

The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying dividends on its ordinary shares. The Company estimated the expected term based on the timing of the expected public offering or using the simplified method under ASC 718-10-S99, the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese Government bonds for the term approximating the expected life of award at the time of grant.

As of December 31, 2011, there was RMB 65,900,481 of unrecognized compensation cost for employee related to unvested share-based compensation arrangements granted under the Option Plan. The cost was expected to be recognized over a remaining weighted-average period of 2.95 years as of December 31, 2011.